Other Non-operating Income (Expense), Net	12 Months Ended
Jun. 30, 2018
Disclosure of additional information [Abstract]
Other Non-operating Income (Expense), Net
Other Non-operating Income (Expense), Net
Other non-operating income (expense), net consisted of the following:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Exchange derivative allocated issuance costs	$(1,785)	$—	$—
Net unrealized loss on exchange derivative and capped calls	(12,414)	—	—
Foreign currency exchange gain (loss), net	(413)	(93)	376
Contributions to Atlassian Foundation	(1,856)	(1,620)	(1,463)
Other income	1,311	371	15
Other non-operating income (expense), net	$(15,157)	$(1,342)	$(1,072)